Cover	Jan. 13, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 13, 2023
Entity Registrant Name	CHARAH SOLUTIONS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38523
Entity Tax Identification Number	82-4228671
Entity Address, Address Line One	12601 Plantside Drive
Entity Address, City or Town	Louisville
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40299
City Area Code	502
Local Phone Number	245-1353
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001730346
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CHRA
Security Exchange Name	NYSE
Senior Notes
Document Information [Line Items]
Title of 12(b) Security	8.50% Senior Notes due 2026
Trading Symbol	CHRB
Security Exchange Name	NYSE